Borrowings (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Borrowings - Loan’s outstanding amounts

Facility	June 30, 2021	December 31, 2020
Secured credit facilities	$—	$70,074
2022 Senior Secured Notes	305,000	305,000
2022 Notes	462,466	476,822
2024 Notes	8,626	8,626
NSM Loan (incl. accrued interest $358 and $526, respectively)	57,026	78,901
$50.0 million NSM Loan (including accrued interest of $250 and $326, respectively)	39,986	50,326
Sale and Leaseback Agreements	60,165	62,934
2025 Logistics Senior Notes	500,000	500,000
Navios Logistics other long-term loans and notes payable	66,797	60,035
Total borrowings	1,500,066	1,612,718
Less: current portion, net	(614,939)	(374,191)
Less: deferred finance costs, net	(23,613)	(28,289)
Total long-term borrowings	$861,514	$1,210,238

Borrowings - Principal payments
Payment due by period
June 30, 2022	$616,440
June 30, 2023	267,331
June 30, 2024	54,079
June 30, 2025	22,868
June 30, 2026	506,892
June 30, 2027 and thereafter	32,456
Total	$1,500,066